Expense Example (USD $)	0 Months Ended
Feb. 01, 2013
(High Yield Municipal Bond Fund - Administrator) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	300
(High Yield Municipal Bond Fund - Institutional) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	227
(High Yield Municipal Bond Fund - Retail) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	758
(High Yield Municipal Bond Fund - Retail) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	555
(Strategic Income Fund - Administrator) | (Wells Fargo Advantage Strategic Income Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	304
(Strategic Income Fund - Institutional) | (Wells Fargo Advantage Strategic Income Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	231
(Strategic Income Fund - Retail) | (Wells Fargo Advantage Strategic Income Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	767
(Strategic Income Fund - Retail) | (Wells Fargo Advantage Strategic Income Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	$ 564